Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Raw materials	$7,843,367	$5,888,943
Working in processing	223,803	272,504
Goods shipped in transit	88,731	58,315
Finished goods	300,394	356,389
Total inventory	$8,456,295	$6,576,151